Repurchase of shares	12 Months Ended
Dec. 31, 2025
Repurchase of shares
Repurchase of shares
16.	Repurchase of shares

On May 27, 2025, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$30 million worth of its outstanding (i) American depositary shares, each representing 15 Class A ordinary shares, and/or (ii) Class A ordinary shares over the next six months starting from May 27, 2025 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with the Company’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. On December 17, 2025, the Board of Directors approved the renewal of the share repurchase program over a 12 months period beginning December 12, 2025. During the year ended December 31, 2025, 6,586,413 outstanding ADSs (representing 98,796,195 Class A ordinary shares) were repurchased.